Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 2,222	¥ 2,584
Interest cost	975	704
Expected return on plan assets	(1,372)	(1,397)
Amortization of prior service credit	(32)	(36)
Amortization of net actuarial loss	(69)	(49)
Net periodic pension cost	1,724	1,806
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,371	1,654
Interest cost	2,302	2,070
Expected return on plan assets	(3,601)	(3,535)
Amortization of prior service credit	(137)	(162)
Amortization of net actuarial loss	(2)	2
Amortization of transition obligation	0	1
Net periodic pension cost	¥ (67)	¥ 30